Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)
Common stocks

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2020	$126,045	$—	$2,063	$987	$19	$20,648	$149,762
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	26	—	—	—	26
Balance on December 31, 2020	$126,045	$—	$2,089	$987	$21	$20,648	$149,790

Balance on January 1, 2021	$126,045	$—	$2,089	$987	$21	$20,648	$149,790
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	1	—	—	—	—	1
Share-based payment transactions of subsidiaries	—	—	17	—	—	—	17
Balance on December 31, 2021	$126,045	$1	$2,106	$987	$23	$20,648	$149,810

Balance on January 1, 2022	$126,045	$1	$2,106	$987	$23	$20,648	$149,810
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	5	—	—	—	5
Share-based payment transactions of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2022	$126,045	$1	$2,138	$987	$25	$20,648	$149,844

Appropriations of Earnings

The appropriations of the 2020 and 2021 earnings of Chunghwa approved by the stockholders in their meetings on August 20, 2021 and May 27, 2022, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2020	For Fiscal Year 2021	For Fiscal Year 2020	For Fiscal Year 2021
Special reserve	$—	$408
Cash dividends	33,404	35,746	$4.306	$4.608

The appropriations of earnings for 2022 had been proposed by Chunghwa’s Board of Directors on February 24, 2023. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Reversal of special reserve	$185
Cash dividends	36,476	$4.702

Noncontrolling Interests
e.
Noncontrolling interests

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$10,115	$11,158	$11,747
Attributable to noncontrolling interests
Net income for the year	1,285	1,431	1,511
Exchange differences arising from the translation of the foreign operations	(14)	—	21
Unrealized gain or loss on financial assets at FVOCI	(3)	2	(25)
Remeasurements of defined benefit pension plans	17	(5)	24
Income tax relating to remeasurements of defined benefit pension plans	(3)	1	(5)
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	(1)	—	5
Cash dividends distributed by subsidiaries	(775)	(896)	(1,053)
Share-based payment transactions of subsidiaries	63	56	62
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(2)	—	—
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	10
Net increase in noncontrolling interests	476	—	111
Ending balance	$11,158	$11,747	$12,408

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$735	$1,240	$(8)
Unrealized gain or loss for the year
Equity instruments	522	(1,188)	(111)
Share of loss of associates and joint ventures accounted for using equity method	—	—	(6)
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	(17)	(60)	—
Ending balance	$1,240	$(8)	$(125)